OTHER ASSETS, NET - Change in Allowance for Notes Receivable (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (26,068)	$ (23,176)	$ (23,176)
Provision for uncollectible amount	0	$ (2,611)	(2,892)	$ (6,734)	$ (9,147)
Write-offs charged against the allowance	0		0
Recoveries collected	0		0
Ending balance	$ (26,068)		$ (26,068)	$ (23,176)